UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Astoria
Real Assets ETF
PPI
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Astoria Real Assets ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Astoria Real Assets ETF (PPI)	$71	0.58%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Astoria Real Assets ETF (PPI) returned 44.86% during the 1-year period ending 3/31/2026, while its benchmark (70% MSCI All Country World Index, 20% Bloomberg Commodity Index, and 10% Bloomberg US TIPS 1-3 Year) Index returned 21.11%. The ETF was incepted on 12/29/2021 and is an actively managed strategy.
Equities positively contributed to the lion's share of the ETF's return, while commodities also notably contributed to the ETF's performance. Our fixed income positions marginally contributed to the ETF's return.
Equities
The largest contributors were Vertiv Holdings Co. Class A, Rolls-Royce Holdings plc, and AngloGold Ashanti PLC, which added 2.52%, 2.36%, and 2.06%, respectively, to the Fund's performance.
The largest detractors were Siemens Energy AG, VICI Properties Inc, and Occidental Petroleum Corporation, which subtracted 0.34%, 0.28%, and 0.27%, respectively, from the ETF's return.
Commodities
The SPDR Gold MiniShares Trust (GLDM) contributed 3.97% to the Fund's performance, while the Aberdeen Physical Silver Shares ETF (SIVR) and the Aberdeen Physical Precious Metals Basket Shares ETF (GLTR) increased the ETF's return by 1.59% and 0.34%, respectively.
Fixed Income
TIPS (Treasury Inflation-Protected Securities) also positively contributed to the Fund's performance as the Schwab US TIPS ETF (SCHP), iShares 0-5 Year TIPS Bond ETF (STIP), and the F/m Ultrashort Treasury Inflation-Protected Security ETF (RBIL) added 0.13%, 0.10%, and 0.03%, respectively.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Astoria Real Assets ETF (PPI)	44.86%	14.83%
MSCI ACWI (Net) Index	20.01%	7.97%
Astoria Blended Benchmark Index	21.11%	8.62%
Bloomberg Commodity Total Return Index	32.29%	11.79%
Bloomberg U.S. TIPS 1-3 Year (USD) Index	3.72%	3.41%
[1]	The Fund commenced operations on December 29, 2021. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.axsinvestments.com/ppi/#performance-section for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$140,461,659
Total number of portfolio holdings	81
Total advisory fees paid (net)	$433,629
Portfolio turnover rate as of the end of the reporting period	115%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings
SPDR Gold MiniShares Trust	7.0%
Shell PLC - ADR	3.0%
Exxon Mobil Corp.	2.7%
Engie S.A.	2.6%
GE Vernova, Inc.	2.5%
E.ON S.E.	2.2%
Lockheed Martin Corp.	2.2%
ABB Ltd.	2.0%
Siemens Energy A.G.	1.9%
Simon Property Group, Inc.	1.9%

Asset Allocation

Sector  Allocation
Material Fund Changes
Effective July 1, 2025, the Advisor reduced its management fee from 0.70% to 0.55%.
This is summary of changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025 as amended December 10, 2025 at www.axsinvestments.com/ppi/#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/ppi/#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Astoria Real Assets ETF
AXS
Esoterica NextG Economy ETF
WUGI
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the AXS Esoterica NextG Economy ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Esoterica NextG Economy ETF (WUGI)	$87	0.78%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended March 31, 2026, the Fund had positive performance (+22.44%). The Fund primarily invested in the technology sector such as semiconductors, software and Internet, etc.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1: TSMC , contributed 7.78%. The company benefited from strong demand as AI development has been taking shape globally.
Contributor #2: Broadcom, contributed 5.53%. The company benefited from strong demand of AI Compute.
Contributor #3:Nvidia, contributed 4.78%. The company benefited from strong demand of AI Compute.
TOP PERFORMANCE DETRACTORS
Detractor #1: Meituan, detracted 1.12%. Suffered from renewed competition in the local services in China.
Detractor #2: Cadence Design System, detracted 0.78%. The company was negatively impacted by the trade war between China and the U.S. and the technology control.
Detractor #3: Robinhood Markets, detracted 0.67%. Suffered from demand loss due to weakness of crypto markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
AXS Esoterica NextG Economy ETF (WUGI)	22.44%	10.69%	21.78%
S&P 500 Index	17.80%	12.06%	18.14%
MSCI All Country World Index	20.01%	9.49%	15.84%
[1]	The Fund commenced operations on March 30, 2020. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.axsinvestments.com/wugi-data/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,248,330
Total number of portfolio holdings	31
Total advisory fees paid (net)	$42,913
Portfolio turnover rate as of the end of the reporting period	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	18.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	15.7%
Broadcom, Inc.	8.7%
Synopsys, Inc.	6.2%
Meta Platforms, Inc. - Class A	4.8%
Amazon.com, Inc.	3.7%
Cadence Design Systems, Inc.	3.3%
Siemens Energy A.G.	3.0%
Snowflake, Inc. - Class A	2.9%
KraneShares CSI China Internet ETF	2.9%
Asset Allocation
Industry  Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/wugi/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS Esoterica NextG Economy ETF
AXS
Green Alpha ETF
NXTE
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the AXS Green Alpha ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Green Alpha ETF (NXTE)	$116	1.00%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending March 31, 2026, the AXS Green Alpha ETF (NXTE) generated a total return of 31.96%. The Fund primarily invested in common stocks and American Depository Receipts ("ADRs").
TOP PERFORMANCE CONTRIBUTORS
Technology | Technology companies represented the most significant sector weighting during the period, and the Fund's selections in this sector contributed positively with a 22.78% contribution to Fund returns. These holdings had a total return of 75.43%.
Energy | The Fund's holdings in the Energy sector were the second largest contributor to performance during the period, adding 6.43% to Fund returns. Companies in this sector demonstrated strong performance with a total return of 97.94%.
Taiwan Semiconductor Manufacturing Company Ltd (ADR) | The Fund's position in Taiwan Semiconductor (Technology sector) provided the most significant individual contribution to NXTE's performance over the 1-year period, contributing 7.41% to Fund returns, on a total return of 106.06%.
TOP PERFORMANCE DETRACTORS
Real Estate | The Fund's exposure to Real Estate companies was the largest detractor from performance, negatively impacting Fund returns by -4.08%. Real Estate sector holdings experienced macro headwinds, resulting in a total return of -25.43%R.
Consumer Staples | Investments in the Consumer Staples sector detracted -1.85% from the Fund's returns. These holdings faced headwinds from market volatility and sector-specific challenges, generating a total return of -45.80%.
Hudson Pacific Properties Inc. | The Fund's position in Hudson Pacific Properties provided the worst individual contribution to NXTE's performance over the 1-year period detracting -2.98%, on a total return of -71.38%.
Data as of 3/31/2026, Bloomberg Finance LP.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Green Alpha ETF (NXTE)	31.96%	8.33%
MSCI All Country World Index Investable Market Index	20.64%	18.77%
[1]	The Fund commenced operations on September 27, 2022. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.axsinvestments.com/nxte-data/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,235,720
Total number of portfolio holdings	53
Total advisory fees paid (net)	$434,635
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11.2%
ASML Holding N.V.	5.8%
SK hynix, Inc.	5.3%
Contemporary Amperex Technology Co., Ltd. - Class A	5.0%
International Business Machines Corp.	4.9%
Vestas Wind Systems A/S	4.5%
Applied Materials, Inc.	3.7%
Lam Research Corp.	3.7%
CRISPR Therapeutics A.G.	3.4%
Nextpower, Inc. - Class A	3.2%
Asset Allocation
Sector  Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/nxte/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS Green Alpha ETF
AXS
Knowledge Leaders ETF
KNO
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the AXS Knowledge Leaders ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Knowledge Leaders ETF (KNO)	$82	0.75%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the last year, the AXS Knowledge Leaders ETF was up 17.77% based on NAV return. The fund invests primarily in mid-large cap stocks in Developed World.
TOP PERFORMANCE CONTRIBUTORS
The top contributors to performance for the year were:
1)  Micron Technology (35.4% of the gains)
2)  TE Connectivity (7.1% of the gains)
3)  Suncor Energy (5.5% of the gains)
TOP PERFORMANCE DETRACTORS
The top detractors for performance for the year were:
1)  Boston Scientific Corp (21.5% of the losses)
2)  Constellation Software (14.4% of the losses)
3)  SAP SE (10.1% of the losses)
Asset Allocation Contributions
From an asset allocation perspective, the following sectors contributed the most positively to performance: 1) Technology (26.9% of the gains), 2) Industrial (26.3% of the gains) and 3) Energy (9.7% of the gains). The following sectors subtracted the most from performance: 1) Consumer Staples (13.7% of the losses), 2) Consumer Discretionary (9.4% of the losses) and 3) Communications (4.7% of the losses).
From a country perspective, the biggest contributors were: 1) United States (25.0% of the gains), 2) Japan (16.0% of the gains) and 3) Ireland (15.5% of the gains). The biggest detractors were: 1) Germany (7.4% of the losses), 2) Australia (3.7% of the losses) and 3) Netherlands (2.4% of the losses).
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AXS Knowledge Leaders ETF (KNO)	17.77%	4.66%	8.51%
MSCI ACWI (Net) Index	20.01%	9.49%	11.33%
MSCI World Equal Weighted NR Index	17.63%	6.44%	8.66%
MSCI World Ex USA Equal Weighted NR Index	23.21%	6.17%	7.47%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.axsinvestments.com/kno-data/for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,385,081
Total number of portfolio holdings	65
Total advisory fees paid (net)	$305,222
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Micron Technology, Inc.	8.6%
TE Connectivity PLC	3.7%
Trane Technologies PLC	3.1%
Garmin Ltd.	2.9%
Labcorp Holdings, Inc.	2.6%
Suncor Energy, Inc.	2.6%
Stryker Corp.	2.3%
CNH Industrial N.V.	2.1%
GE HealthCare Technologies, Inc.	2.0%
Kyocera Corp.	1.9%
Asset Allocation
Sector  Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.axsinvestments.com/kno/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
AXS Knowledge Leaders ETF

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Astoria Real Assets ETF, AXS Esoterica NextG ETF, AXS Green Alpha ETF, AXS Knowledge Leaders ETF		FYE 3/31/2026	FYE 3/31/2025
(a)	Audit Fees	$62,000	$75,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$10,400	$13,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Astoria Real Assets ETF, AXS Esoterica NextG ETF, AXS Green Alpha ETF, AXS Knowledge Leaders ETF	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Astoria Real Assets ETF, AXS Esoterica NextG ETF, AXS Green Alpha ETF, AXS Knowledge Leaders ETF		FYE 3/31/2026	FYE 3/31/2025
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Astoria Real Assets ETF

(PPI)

AXS Green Alpha ETF

(NXTE)

AXS Esoterica NextG Economy ETF

(WUGI)

AXS Knowledge Leaders ETF

(KNO)

ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2026

AXS ETFs

Each a series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Schedule of Investments	1
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	21
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	41
Supplemental Information	43

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.axsinvestments.com

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS — 89.8%
	AEROSPACE/DEFENSE — 7.1%
10,152	Howmet Aerospace, Inc.	$2,339,630
5,135	Lockheed Martin Corp.	3,103,543
678	Rheinmetall A.G.	1,128,431
145,812	Rolls-Royce Holdings PLC	2,176,635
3,942	Safran S.A.	1,269,027
		10,017,266
	AUTO MANUFACTURERS — 1.6%
4,154	Cummins, Inc.	2,234,935

	BUILDING MATERIALS — 1.5%
7,645	Holcim A.G.	617,651
47,537	Mitsubishi Electric Corp.	1,490,443
		2,108,094
	CHEMICALS — 2.8%
12,761	Air Liquide S.A.	2,615,998
10,140	CF Industries Holdings, Inc.	1,316,577
		3,932,575
	COMPUTERS — 0.6%
5,422	Leidos Holdings, Inc.	843,229

	DIVERSIFIED FINANCIAL SERVICES — 0.7%
6,911	AerCap Holdings N.V.[1]	948,051

	ELECTRIC — 17.5%
86,501	AES Corp.	1,218,799
16,707	American Electric Power Co., Inc.	2,189,954
8,224	Constellation Energy Corp.	2,296,552
143,346	E.ON S.E.	3,131,495
19,664	Edison International	1,439,012
28,924	Emera, Inc.	1,494,543
115,749	Engie S.A.	3,695,572
39,559	Exelon Corp.	1,939,182
21,256	FirstEnergy Corp.	1,076,829
119,026	Kansai Electric Power Co., Inc.	1,933,639
8,680	NRG Energy, Inc.	1,268,495
3,491	Talen Energy Corp.*	1,114,432
11,569	Vistra Corp.	1,739,168
		24,537,672
	ELECTRICAL COMPONENTS & EQUIPMENT — 3.7%
35,569	ABB Ltd.	2,799,308
4,375	EnerSys	760,025
1

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT (Continued)
38,106	Fujikura Ltd.	$979,656
1,321	Powell Industries, Inc.	714,767
		5,253,756
	ENGINEERING & CONSTRUCTION — 2.9%
922	Comfort Systems USA, Inc.	1,271,429
1,969	Dycom Industries, Inc.*	667,137
20,129	Kajima Corp.	747,388
1,795	Sterling Infrastructure, Inc.*	731,050
6,351	Taisei Corp.	640,928
		4,057,932
	GAS — 0.7%
10,362	National Fuel Gas Co.	973,614

	IRON/STEEL — 2.5%
5,475	ATI, Inc.*	796,394
2,223	Carpenter Technology Corp.	876,195
9,952	Commercial Metals Co.	611,351
6,711	Steel Dynamics, Inc.	1,207,980
		3,491,920
	MACHINERY-CONSTRUCTION & MINING — 6.6%
4,039	GE Vernova, Inc.	3,525,643
9,000	Modec, Inc.	829,908
16,527	Siemens Energy A.G.	2,708,783
8,616	Vertiv Holdings Co. - Class A	2,158,997
		9,223,331
	METAL FABRICATE/HARDWARE — 0.5%
6,745	Mueller Industries, Inc.	747,346

	MINING — 6.0%
11,766	Anglogold Ashanti PLC[1]	1,145,538
38,981	Freeport-McMoRan, Inc.	2,291,303
3,046	Mitsui Kinzoku Co., Ltd.	536,865
17,767	Newmont Corp.	1,923,278
26,663	Rio Tinto PLC - ADR	2,487,391
		8,384,375
	OIL & GAS — 16.5%
43,003	Antero Resources Corp.*	1,825,047
48,302	Canadian Natural Resources Ltd.	2,348,733
27,667	CNX Resources Corp.*	1,066,563
41,429	Devon Energy Corp.	2,084,707
2

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
16,034	EOG Resources, Inc.	$2,318,035
32,588	EQT Corp.	2,073,900
22,243	Exxon Mobil Corp.	3,773,748
224,852	Santos Ltd.	1,225,849
45,525	Shell PLC - ADR	4,233,825
33,311	Suncor Energy, Inc.	2,196,227
18	Woodside Energy Group Ltd.	432
		23,147,066
	OIL & GAS SERVICES — 4.6%
60,557	Halliburton Co.	2,361,117
40,981	SLB Ltd.[1]	2,106,014
28,376	TechnipFMC PLC[1]	1,961,633
		6,428,764
	PACKAGING & CONTAINERS — 0.6%
8,750	Crown Holdings, Inc.	877,187

	REAL ESTATE — 2.8%
15,720	CBRE Group, Inc. - Class A*	2,129,431
6,145	Jones Lang LaSalle, Inc.*	1,870,047
		3,999,478
	REITS — 10.6%
23,667	CareTrust REIT, Inc.	867,395
30,454	Gaming and Leisure Properties, Inc.	1,351,244
81,375	Host Hotels & Resorts, Inc.	1,559,145
12,651	Lamar Advertising Co. - Class A	1,602,376
21,519	NNN REIT, Inc.	904,443
29,384	Omega Healthcare Investors, Inc.	1,287,607
14,490	Simon Property Group, Inc.	2,702,820
23,049	STAG Industrial, Inc.	831,147
80,159	VICI Properties, Inc.	2,189,944
24,004	WP Carey, Inc.	1,631,312
		14,927,433
	TOTAL COMMON STOCKS
	(Cost $116,851,282)	126,134,024
	EXCHANGE-TRADED FUNDS — 8.9%
8,851	abrdn Physical Silver Shares ETF*	633,820
36,760	Bitwise Bitcoin ETF*	1,353,136
8,151	Bitwise Ethereum ETF*	122,265
105,518	SPDR Gold MiniShares Trust*	9,780,463
3

Astoria Real Assets ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
55,961	Sprott Physical Copper Trust*	$577,835
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,333,752)	12,467,519

	TOTAL INVESTMENTS — 98.7%
	(Cost $127,185,034)	138,601,543

	Other Assets in Excess of Liabilities — 1.3%	1,860,116
	TOTAL NET ASSETS — 100.0%	$140,461,659

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

4

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS — 99.7%
	AEROSPACE/DEFENSE — 0.4%
35,035	Archer Aviation, Inc. - Class A*	$181,131

	AGRICULTURE — 0.3%
7,623	Vital Farms, Inc.*	107,637

	AUTO MANUFACTURERS — 2.5%
44,464	Rivian Automotive, Inc. - Class A*	669,183
24,318	XPeng, Inc. - ADR*	416,081
		1,085,264
	AUTO PARTS & EQUIPMENT — 5.6%
37,088	Contemporary Amperex Technology Co., Ltd. - Class A	2,157,072
43,851	QuantumScape Corp.*	279,769
		2,436,841
	BIOTECHNOLOGY — 10.0%
16,344	Arcturus Therapeutics Holdings, Inc.*	126,176
7,688	BioNTech S.E. - ADR*	683,309
211,371	Caribou Biosciences, Inc.*	401,605
31,000	CRISPR Therapeutics A.G.*,1	1,474,670
64,082	Editas Medicine, Inc.*	158,283
12,884	Moderna, Inc.*	654,507
141,074	Prime Medicine, Inc.*	490,937
102,692	Recursion Pharmaceuticals, Inc. - Class A*	315,264
25,285	Verve Therapeutics, Inc.*,2	15,930
		4,320,681
	BUILDING MATERIALS — 0.6%
7,276	Trex Co., Inc.*	264,992

	COMPUTERS — 5.4%
623	Crowdstrike Holdings, Inc. - Class A*	243,225
8,708	International Business Machines Corp.	2,110,732
		2,353,957
	COSMETICS/PERSONAL CARE — 0.3%
47,956	Honest Co., Inc.*	140,991

	ELECTRIC — 2.8%
29,832	Brookfield Renewable Corp.[1]	1,188,209

	ELECTRICAL COMPONENTS & EQUIPMENT — 2.8%
14,805	ABB Ltd. - ADR	1,191,506
5

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS — 1.7%
2,289	Advanced Energy Industries, Inc.	$738,683

	ENERGY-ALTERNATE SOURCES — 11.7%
3,068	Enphase Energy, Inc.*	116,001
43,291	JinkoSolar Holding Co., Ltd. - ADR	1,100,024
11,632	Nextpower, Inc. - Class A*	1,402,238
111,419	T1 Energy, Inc.*	489,129
66,671	Vestas Wind Systems A/S	1,954,774
		5,062,166
	FOOD — 1.6%
14,953	Natural Grocers by Vitamin Cottage, Inc.	386,535
4,200	Sprouts Farmers Market, Inc.*	323,946
		710,481
	HEALTHCARE-PRODUCTS — 0.3%
103,421	Pacific Biosciences of California, Inc.*	136,516

	HEALTHCARE-SERVICES — 0.1%
4,706	Ginkgo Bioworks Holdings, Inc.*	28,848

	INVESTMENT COMPANIES — 1.7%
170,903	Horizon Technology Finance Corp.	719,502

	IRON/STEEL — 0.5%
3,435	Commercial Metals Co.	211,012

	MACHINERY-DIVERSIFIED — 1.2%
10,084	Symbotic, Inc.*	536,469

	OFFICE FURNISHINGS — 1.2%
20,425	Interface, Inc.	508,991

	REITS — 10.9%
13,449	Alexandria Real Estate Equities, Inc.	624,302
11,033	BXP, Inc.	572,613
6,439	Digital Realty Trust, Inc.	1,160,372
940	Equinix, Inc.	921,426
89,311	Hudson Pacific Properties, Inc.*	527,828
12,809	Kilroy Realty Corp.	361,342
14,287	SL Green Realty Corp.	527,762
		4,695,645
	SEMICONDUCTORS — 34.5%
1,936	Analog Devices, Inc.	615,919
6

AXS Green Alpha ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS (Continued)
4,711	Applied Materials, Inc.	$1,610,173
1,914	ASML Holding N.V.[1]	2,528,069
9,451	Infineon Technologies A.G.	413,799
7,447	Lam Research Corp.	1,591,126
8,014	QUALCOMM, Inc.	1,032,043
4,364	SK hynix, Inc.	2,299,316
14,273	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,823,560
		14,914,005
	SOFTWARE — 1.9%
17,910	SentinelOne, Inc. - Class A*	230,681
13,319	Tempus AI, Inc. - Class A*	602,285
		832,966
	TELECOMMUNICATIONS — 1.7%
24,937	SK Telecom Co., Ltd. - ADR	730,405
	TOTAL COMMON STOCKS
	(Cost $34,846,653)	43,096,898

	TOTAL INVESTMENTS — 99.7%
	(Cost $34,846,653)	43,096,898

	Other Assets in Excess of Liabilities — 0.3%	138,822
	TOTAL NET ASSETS — 100.0%	$43,235,720

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

See accompanying Notes to Financial Statements.

7

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS — 92.1%
	COMPUTERS — 0.4%
765	Zscaler, Inc.*	$107,322

	ELECTRICAL COMPONENTS & EQUIPMENT — 2.7%
1,941	Eaton Corp. PLC	694,237

	INSURANCE — 0.0%
2,371	Sony Financial Group, Inc. - ADR*	10,693

	INTERNET — 13.9%
1,713	Alphabet, Inc. - Class C	491,391
4,665	Amazon.com, Inc.*	971,580
216	AppLovin Corp. - Class A*	85,968
31,015	Meituan - Class B*,1	328,142
2,180	Meta Platforms, Inc. - Class A	1,247,243
3,210	Robinhood Markets, Inc. - Class A*	222,453
4,716	Tencent Holdings Ltd.	291,133
		3,637,910
	MACHINERY-CONSTRUCTION & MINING — 5.8%
853	GE Vernova, Inc.	744,584
4,778	Siemens Energy A.G.	783,116
		1,527,700
	SEMICONDUCTORS — 49.4%
1,712	Advanced Micro Devices, Inc.*	348,272
1,238	Applied Materials, Inc.	423,136
503	ASML Holding N.V.	664,377
7,376	Broadcom, Inc.	2,282,946
7,998	Intel Corp.*	352,952
27,364	NVIDIA Corp.	4,772,282
12,182	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,116,907
		12,960,872
	SOFTWARE — 19.9%
3,111	Cadence Design Systems, Inc.*	864,454
3,202	Cloudflare, Inc.*	660,701
1,111	Datadog, Inc.*	131,154
373	Microsoft Corp.	138,073
1,942	MongoDB, Inc.*	475,343
5,082	Snowflake, Inc. - Class A*	766,467
4,104	Synopsys, Inc.*	1,627,154
8

AXS Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
2,870	Take-Two Interactive Software, Inc.*	$566,825
		5,230,171
	TOTAL COMMON STOCKS
	(Cost $23,939,329)	24,168,905
	EXCHANGE-TRADED FUNDS — 6.8%
3,506	Direxion Daily FTSE China Bull 3X ETF	115,032
7,320	iShares Bitcoin Trust ETF*	281,234
26,678	KraneShares CSI China Internet ETF	758,455
2,513	State Street SPDR S&P Aerospace & Defense ETF	638,252
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,952,742)	1,792,973

	TOTAL INVESTMENTS — 98.9%
	(Cost $25,892,071)	25,961,878

	Other Assets in Excess of Liabilities — 1.1%	286,452
	TOTAL NET ASSETS — 100.0%	$26,248,330

PLC – Public Limited Company

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $328,142, which represents 1.25% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

9

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS — 91.2%
	AUSTRALIA — 1.6%
9,326	Aristocrat Leisure Ltd.	$289,540
110,021	TPG Telecom Ltd.	302,920
		592,460
	BELGIUM — 0.7%
1,379	D'ieteren Group	251,361

	CANADA — 10.2%
310	Constellation Software, Inc.	542,450
11,671	Enbridge, Inc.	630,655
2,456	FirstService Corp.	340,572
5,323	Kinaxis, Inc.*	535,523
11,724	MDA Space Ltd.*	296,051
14,766	Suncor Energy, Inc.[1]	973,537
7,609	Suncor Energy, Inc.	503,031
		3,821,819
	FINLAND — 0.9%
10,458	Huhtamaki Oyj	336,669

	GERMANY — 5.2%
7,142	Bayerische Motoren Werke A.G.	641,863
5,576	Covestro A.G.*,2	383,039
3,045	Heidelberg Materials A.G.	625,732
1,639	SAP S.E.	277,414
		1,928,048
	IRELAND — 10.3%
18,850	Alkermes PLC*	666,536
3,272	Jazz Pharmaceuticals PLC*	618,572
6,711	TE Connectivity PLC	1,402,733
2,795	Trane Technologies PLC	1,164,788
		3,852,629
	ITALY — 1.2%
7,946	Recordati Industria Chimica e Farmaceutica S.p.A.	448,980

	JAPAN — 24.5%
15,900	AGC, Inc.	549,489
38,500	ALSOK Co., Ltd.	302,502
32,800	Asahi Group Holdings Ltd.	326,784
12,800	Bandai Namco Holdings, Inc.	311,129
9,200	Bridgestone Corp.	188,927
17,000	Dai Nippon Printing Co., Ltd.	302,140
11,400	Ebara Corp.	304,831
10

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
17,700	Electric Power Development Co., Ltd.	$481,857
13,500	FANUC Corp.	449,915
12,100	FUJIFILM Holdings Corp.	225,625
4,000	Horiba Ltd.	449,180
12,100	Komatsu Ltd.	457,334
47,200	Kyocera Corp.	705,523
90,400	Mebuki Financial Group, Inc.	677,901
19,700	Mitsubishi Electric Corp.	617,660
9,800	Nomura Research Institute Ltd.	266,853
28,100	Sekisui Chemical Co., Ltd.	460,385
16,300	Skylark Holdings Co., Ltd.	348,869
19,700	Subaru Corp.	307,530
134,800	Sumitomo Chemical Co., Ltd.	423,236
5,400	TIS, Inc.	114,083
30,000	Toho Co., Ltd.	314,350
10,700	Tokyo Ohka Kogyo Co., Ltd.	495,822
2,200	Trend Micro, Inc.	72,462
		9,154,387
	NEW ZEALAND — 0.7%
51,465	Contact Energy Ltd.	271,563

	NORWAY — 1.7%
51,257	Orkla A.S.A.	640,387

	SWEDEN — 2.8%
7,980	AddTech A.B.	266,049
10,954	Boliden A.B.*	558,495
7,699	Lifco A.B. - B Shares	227,747
		1,052,291
	SWITZERLAND — 7.8%
8,627	Coca-Cola HBC A.G.	483,043
4,660	Garmin Ltd.	1,081,167
656	Geberit A.G.	434,802
66	Givaudan S.A.	220,452
1,435	Schindler Holding A.G.	465,029
1,454	Sika A.G.	235,050
		2,919,543
	UNITED KINGDOM — 6.5%
2,057	AstraZeneca PLC	398,476
69,185	CNH Industrial N.V.	761,035
17,872	IMI PLC	596,266
24,618	Mondi PLC	273,864
11

AXS Knowledge Leaders ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
24,266	Smith & Nephew PLC	$379,195
		2,408,836
	UNITED STATES — 17.1%
9,673	Boston Scientific Corp.*	606,981
10,145	GE HealthCare Technologies, Inc.	722,121
3,682	Labcorp Holdings, Inc.	982,394
9,537	Micron Technology, Inc.	3,221,980
2,630	Stryker Corp.	864,192
		6,397,668
	TOTAL COMMON STOCKS
	(Cost $28,294,700)	34,076,641

	TOTAL INVESTMENTS — 91.2%
	(Cost $28,294,700)	34,076,641

	Other Assets in Excess of Liabilities — 8.8%	3,308,440
	TOTAL NET ASSETS — 100.0%	$37,385,081

PLC – Public Limited Company

*	Non-income producing security.
[1]	Denoted investment is a Canadian security traded on the U.S. Stock Exchange.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $383,038, which represents 1.02% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

12

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2026

	Astoria Real Assets ETF	AXS Green Alpha ETF
Assets:
Investments, at value (cost $127,185,034 and $34,846,653, respectively)	$138,601,543	$43,096,898
Foreign currency, at value (cost $0 and $0, respectively)	-	-
Cash	1,449,481	39,606
Receivables:
Investment securities sold	317,718	-
Dividends and interest	240,003	82,028
Reclaims receivable	190,737	39,124
Due from Advisor	-	-
Prepaid expenses	-	-
Total assets	140,799,482	43,257,656

Liabilities:
Foreign currency (net) due to custodian, at value (proceeds $313,002 and $199, respectively)	309,251	196
Payables:
Advisory fees	28,569	21,737
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Chief Compliance Officer fees	3	3
Fund accounting fees	-	-
Auditing fees	-	-
Legal fees	-	-
Trustees' fees and expenses	-	-
Trustees' deferred compensation (Note 3)	-	-
Shareholder reporting fees	-	-
Accrued other expenses	-	-
Total liabilities	337,823	21,936
Commitments and contingencies (Note 3)
Net Assets	$140,461,659	$43,235,720

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$149,754,754	$39,671,226
Total distributable earnings (accumulated deficit)	(9,293,095)	3,564,494
Net Assets	$140,461,659	$43,235,720

Shares of beneficial interest issued and outstanding	6,795,349	1,110,000
Net asset value per share	$20.67	$38.95

See accompanying Notes to Financial Statements.

13

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	AXS Esoterica NextG Economy ETF	AXS Knowledge Leaders ETF
Assets:
Investments, at value (cost $25,892,071 and $28,294,700, respectively)	$25,961,878	$34,076,641
Foreign currency, at value (cost $0 and $24,962, respectively)	-	24,962
Cash	358,202	2,664,893
Receivables:
Investment securities sold	-	-
Dividends and interest	9,887	51,681
Reclaims receivable	450	566,727
Due from Advisor	549	179
Prepaid expenses	67	-
Total assets	26,331,033	37,385,083

Liabilities:
Foreign currency (net) due to custodian, at value (proceeds $234 and $0, respectively)	233	-
Payables:
Advisory fees	-	-
Fund administration fees	13,258	-
Transfer agent fees and expenses	3,093	-
Custody fees	9,749	-
Chief Compliance Officer fees	5,860	2
Fund accounting fees	13,770	-
Auditing fees	18,000	-
Legal fees	206	-
Trustees' fees and expenses	3,206	-
Trustees' deferred compensation (Note 3)	8,728	-
Shareholder reporting fees	5,188	-
Accrued other expenses	1,412	-
Total liabilities	82,703	2
Commitments and contingencies (Note 3)
Net Assets	$26,248,330	$37,385,081

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$26,877,918	$41,433,007
Total distributable earnings (accumulated deficit)	(629,588)	(4,047,926)
Net Assets	$26,248,330	$37,385,081

Shares of beneficial interest issued and outstanding	400,754	725,001
Net asset value per share	$65.50	$51.57

See accompanying Notes to Financial Statements.

14

AXS Funds

STATEMENTS OF OPERATIONS

For the Year Ended March 31, 2026

	Astoria Real Assets ETF	AXS Green Alpha ETF
Investment Income:
Dividends (net of foreign withholding taxes of $21,588 and $36,450, respectively)	$1,467,953	$683,850
Interest	20,890	11,511
Total investment income	1,488,843	695,361

Expenses:
Advisory fees	433,629	434,635
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Interest expense	3,310	-
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees' fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Miscellaneous	-	-
Total expenses	436,939	434,635
Advisory fees (waived) recovered	-	-
Net expenses	436,939	434,635
Net investment income (loss)	1,051,904	260,726

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	2,800,447	(2,593,299)
Investments in-kind	9,985,841	5,983,092
Foreign currency transactions	(22,504)	(2,922)
Net realized gain (loss)	12,763,784	3,386,871
Net change in unrealized appreciation/depreciation on:
Investments	10,953,447	8,136,902
Foreign currency translations	13,309	319
Net change in unrealized appreciation/depreciation	10,966,756	8,137,221
Net realized and unrealized gain (loss)	23,730,540	11,524,092

Net Increase (Decrease) in Net Assets from Operations	$24,782,444	$11,784,818

See accompanying Notes to Financial Statements.

15

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Year Ended March 31, 2026

	AXS Esoterica NextG Economy ETF	AXS Knowledge Leaders ETF
Investment Income:
Dividends (net of foreign withholding taxes of $9,517 and $88,595, respectively)	$177,457	$805,588
Interest	122,667	84,434
Total investment income	300,124	890,022

Expenses:
Advisory fees	242,905	305,222
Fund administration fees	48,841	-
Transfer agent fees and expenses	10,986	-
Custody fees	26,994	-
Interest expense	10,187	1,649
Fund accounting fees	42,639	-
Shareholder reporting fees	10,145	-
Legal fees	1,323	-
Auditing fees	18,000	-
Trustees' fees and expenses	10,859	-
Insurance fees	266	-
Chief Compliance Officer fees	17,356	-
Miscellaneous	12,723	-
Total expenses	453,224	306,871
Advisory fees (waived) recovered	(199,992)	-
Net expenses	253,232	306,871
Net investment income (loss)	46,892	583,151

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	549,984	271,552
Investments in-kind	5,857,834	2,451,804
Foreign currency transactions	(110)	11,072
Net realized gain (loss)	6,407,708	2,734,428
Net change in unrealized appreciation/depreciation on:
Investments	525,573	4,072,486
Foreign currency translations	(9)	2,202
Net change in unrealized appreciation/depreciation	525,564	4,074,688
Net realized and unrealized gain (loss)	6,933,272	6,809,116

Net Increase (Decrease) in Net Assets from Operations	$6,980,164	$7,392,267

See accompanying Notes to Financial Statements.

16

Astoria Real Assets ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,051,904	$946,254
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	12,763,784	6,644,245
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	10,966,756	(11,862,891)
Net increase (decrease) in net assets resulting from operations	24,782,444	(4,272,392)

Distributions to Shareholders:
Total distributions to shareholders	(1,011,827)	(909,196)

Capital Transactions:
Net proceeds from shares sold	95,046,341	12,619,007
Cost of shares redeemed	(29,128,827)	(39,702,567)
Capital Contribution from Plan of Reorganization (Note 1)[1]	-	20,484,338
Net increase (decrease) in net assets from capital transactions	65,917,514	(6,599,222)

Total increase (decrease) in net assets	89,688,131	(11,780,810)

Net Assets:
Beginning of period	50,773,528	62,554,338
End of period	$140,461,659	$50,773,528

Capital Share Transactions[2]:
Shares sold	4,645,000	465,000
Shares redeemed	(1,365,000)	(2,245,000)
Shares received from Plan of Reorganization (Note 1)[1]	-	1,355,349
Net increase (decrease) in capital share transactions	3,280,000	(424,651)

[1]	With the Plan of Reorganization with respect to the KL Allocation Fund, Institutional Class shareholders received Class I shares of Astoria Real Assets ETF effective as of the close of business on June 7, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 2-1 forward stock split after the close of business April 29, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

17

AXS Green Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$260,726	$177,070
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	3,386,871	1,608,207
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,137,221	(6,105,801)
Net increase (decrease) in net assets resulting from operations	11,784,818	(4,320,524)

Distributions to Shareholders:
Total distributions to shareholders	(228,520)	(258,373)

Capital Transactions:
Net proceeds from shares sold	7,364,315	3,328,450
Cost of shares redeemed	(16,037,778)	(15,468,731)
Net increase (decrease) in net assets from capital transactions	(8,673,463)	(12,140,281)

Total increase (decrease) in net assets	2,882,835	(16,719,178)

Net Assets:
Beginning of period	40,352,885	57,072,063
End of period	$43,235,720	$40,352,885

Capital Share Transactions:
Shares sold	200,000	100,000
Shares redeemed	(450,000)	(470,000)
Net increase (decrease) in capital share transactions	(250,000)	(370,000)

See accompanying Notes to Financial Statements.

18

AXS Esoterica NextG Economy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$46,892	$57,587
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	6,407,708	8,216,606
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	525,564	(5,915,098)
Net increase (decrease) in net assets resulting from operations	6,980,164	2,359,095

Distributions to Shareholders:
Total distributions to shareholders	(4,969,124)	(1,411,981)

Capital Transactions:
Net proceeds from shares sold	11,095,297	5,571,895
Cost of shares redeemed	(18,070,522)	(6,340,075)
Transactions fees (Note 2c)	928	(52)
Net increase (decrease) in net assets from capital transactions	(6,974,297)	(768,232)

Total increase (decrease) in net assets	(4,963,257)	178,882

Net Assets:
Beginning of period	31,211,587	31,032,705
End of period	$26,248,330	$31,211,587

Capital Share Transactions:
Shares sold	150,000	75,000
Shares redeemed	(225,000)	(100,000)
Net increase (decrease) in capital share transactions	(75,000)	(25,000)

See accompanying Notes to Financial Statements.

19

AXS Knowledge Leaders ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Period Ended March 31, 2025[1]	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$583,151	$1,233,138	$1,446,426
Net realized gain (loss) on investments, investments in kind and foreign currency transactions	2,734,428	21,700,914	17,344,985
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,074,688	(16,335,120)	(6,530,039)
Net increase (decrease) in net assets resulting from operations	7,392,267	6,598,932	12,261,372

Distributions to Shareholders:
Total distributions to shareholders	(415,148)	(1,875,290)	(1,732,994)

Capital Transactions:
Net proceeds from shares sold	-	79,369,813	-
Cost of shares redeemed	(22,708,163)	(162,684,048)	(5,932,885)
Transactions fees (Note 2c)	-	(53)	-
Net increase (decrease) in net assets from capital transactions	(22,708,163)	(83,314,288)	(5,932,885)

Total increase (decrease) in net assets	(15,731,044)	(78,590,646)	4,595,493

Net Assets:
Beginning of period	53,116,125	131,706,771	127,111,278
End of period	$37,385,081	$53,116,125	$131,706,771

Capital Share Transactions:
Shares sold	-	1,725,000	-
Shares redeemed	(475,000)	(3,575,000)	(150,000)
Net increase (decrease) in capital share transactions	(475,000)	(1,850,000)	(150,000)

^	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilities of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.
[1]	Fiscal year end changed to March 31, effective August 1, 2024.

See accompanying Notes to Financial Statements.

20

Astoria Real Assets ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024[1]	For the Year Ended March 31, 2023	For the Period Ended March 31, 2022[2]
Net asset value, beginning of period	$14.44	$15.88	$12.55	$14.25	$12.50
Income from Investment Operations:
Net investment income (loss)[3]	0.25	0.23	0.27	0.45	0.09
Net realized and unrealized gain (loss)	6.20	(1.46)	3.37	(1.72)	1.66
Total from investment operations	6.45	(1.23)	3.64	(1.27)	1.75

Less Distributions:
From net investment income	(0.22)	(0.21)	(0.31)	(0.43)	-
Total distributions	(0.22)	(0.21)	(0.31)	(0.43)	-
Net asset value, end of period	$20.67	$14.44	$15.88	$12.55	$14.25

Total return[4,5]	44.86%	(7.74)%	29.52%	(8.72)%	13.96%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$140,462	$50,774	$62,554	$68,988	$61,963
Ratio of expenses to average net assets[7]	0.58%[8]	0.71%	0.73%	0.70%	0.70%[9]
Ratio of net investment income (loss) to average net assets	1.40%	1.51%	2.06%	3.50%	2.51%[9]

Portfolio turnover rate[10]	115%	159%	97%	81%	11%[6]

[1]	The Fund had a 2-1 forward stock split after the close of business April 29, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on December 29, 2021.
[3]	Based on average shares outstanding during the period.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Not annualized.
[7]	If interest expense and/or excise tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended March 31, 2026. For the years ended March 31, 2025, 2024, 2023 and the period ended March 31, 2022, the ratios would have been lowered by 0.01%, 0.03%, 0.00% and 0.00%, respectively.
[8]	Effective July 1, 2025, the Fund agreed to pay an annual investment advisory of 0.55%. Prior to July 1, 2025, the annual investment advisory fee was 0.70%.
[9]	Annualized.
[10]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

21

AXS Green Alpha ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023[1]
Net asset value, beginning of period	$29.67	$32.99	$31.93	$30.00
Income from Investment Operations:
Net investment income (loss)[2]	0.22	0.12	0.18	0.11
Net realized and unrealized gain (loss)	9.25	(3.27)	1.13	1.86
Total from investment operations	9.47	(3.15)	1.31	1.97

Less Distributions:
From net investment income	(0.19)	(0.17)	(0.24)	(0.04)
From net realized gain	-	-	(0.01)	-
Total distributions	(0.19)	(0.17)	(0.25)	(0.04)
Net asset value, end of period	$38.95	$29.67	$32.99	$31.93

Total return[3,4]	31.96%	(9.62)%	4.15%	6.57%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,236	$40,353	$57,072	$69,935
Ratio of expenses to average net assets[6]	1.00%	1.00%	1.00%	1.00%[7]
Ratio of net investment income (loss) to average net assets	0.60%	0.36%	0.57%	0.68%[7]

Portfolio turnover rate[8]	12%	10%	10%	2%[5]

[1]	The Fund commenced operations on September 27, 2022.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	If interest expense and/or excise tax expense had been excluded, the expense ratios would have remained unchanged for the years ended March 31, 2025, 2024 and for the period ended March 31, 2023.
[7]	Annualized.
[8]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

22

AXS Esoterica NextG Economy ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023[1]	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$65.60	$61.97	$39.59	$32.88	$63.33	$43.22
Income from Investment Operations:
Net investment income (loss)[2]	0.11	0.12	(0.09)	(0.03)	(0.18)	(0.20)
Net realized and unrealized gain (loss)	16.31	6.48	22.47	6.74	(30.28)	20.28
Total from investment operations	16.42	6.60	22.38	6.71	(30.46)	20.08

Less Distributions:
From net investment income	(0.20)	-	-	-	-	-
From net realized gain	(16.32)	(2.97)	-	-	-	-
Total distributions	(16.52)	(2.97)	-	-	-	-

Capital Share Transactions:
Transaction fees (Note 2c)[2]	- [3]	(-)[3]	- [3]	-	0.01	0.03
Net asset value, end of period	$65.50	$65.60	$61.97	$39.59	$32.88	$63.33

Total return[4,5]	22.44%	10.09%	56.53%	20.41%[6]	(48.08)%	46.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,248	$31,212	$31,033	$19,827	$16,467	$45,962

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.40%[7]	1.33%[7]	1.52%[7]	2.13%[8]	2.01%	1.55%
After fees waived and expenses absorbed/recovered	0.78%[7]	0.75%[7]	0.76%[7]	0.75%[8]	0.75%	0.75%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	(0.47)%	(0.40)%	(0.96)%	(1.62)%[8]	(1.62)%	(1.16)%
After fees waived and expenses absorbed/recovered	0.14%	0.18%	(0.20)%	(0.24)%[8]	(0.36)%	(0.36)%

Portfolio turnover rate[9]	48%	98%	47%	16%[6]	31%	29%

^	Financial information from March 30, 2020 through December 16, 2022 is for the Esoterica NextG Economy ETF, which was reorganized into the AXS Esoterica NextG Economy ETF as of the close of business on December 16, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Fiscal year end changed to March 31, effective February 1, 2023.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.03% for year ended March 31, 2026. For the years ended March 31, 2025 and 2024, the ratios would have been lowered by 0.00% and 0.01%, respectively.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

23

AXS Knowledge Leaders ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period Ended March 31, 2026	For the Period Ended March 31, 2025[1]	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Net asset value, beginning of period	$44.26	$43.18	$39.72	$38.99	$44.79	$31.87
Income from Investment Operations:
Net investment income (loss)[2]	0.72	0.48	0.46	0.43	0.45	0.28
Net realized and unrealized gain (loss)	7.14	1.28	3.56	0.96	(6.02)	12.90
Total from investment operations	7.86	1.76	4.02	1.39	(5.57)	13.18

Less Distributions:
From net investment income	(0.55)	(0.68)	(0.56)	(0.66)	(0.23)	(0.26)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.55)	(0.68)	(0.56)	(0.66)	(0.23)	(0.26)

Capital Share Transactions:
Transaction fees (Note 2c)	-	-	-	-	-	-
Net asset value, end of period	$51.57	$44.26	$43.18	$39.72	$38.99	$44.79

Total return[3,4]	17.77%	4.10%[5]	10.20%	3.71%	(12.52)%	41.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,385	$53,116	$131,707	$127,111	$157,903	$183,659
Ratio of expenses to average net assets	0.75%	0.84%[6,7]	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.43%	1.17%[6]	1.13%	1.15%	0.98%	0.70%

Portfolio turnover rate[8]	0%	159%[5]	79%	96%	23%	31%

^	AXS Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the AXS Knowledge Leaders ETF acquired the assets and assumed the liabilities of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Mangers Series Trust, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization.
[1]	Fiscal year end changed to March 31, effective August 1, 2024.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended March 31, 2026. For the period May 1, 2024 through March 31, 2025, the ratios would have been lowered by 0.09%.
[8]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

24

AXS Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

Note 1 – Organization

Astoria Real Assets ETF, AXS Green Alpha ETF (the “Green Alpha ETF”), AXS Esoterica NextG Economy ETF (the “Esoterica NextG Economy ETF”) and AXS Knowledge Leaders ETF (the “Knowledge Leaders ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Astoria Real Assets ETF’s primary investment objective is to seek long-term capital appreciation in inflation-adjusted terms. The Astoria Real Assets ETF is classified as a diversified Fund. The Astoria Real Assets ETF is an actively managed exchange-traded fund (“ETF”). The Astoria Real Assets ETF commenced operations on December 29, 2021.

On October 20, 2023, the Board of the Trust approved and declared advisable the reorganization of the KL Allocation Fund into the Astoria Real Assets ETF. The purpose of the reorganization was to combine two Funds in separate Trusts with different investment objectives and strategies. The reorganization provided for the transfer of assets of the KL Allocation Fund to the Astoria Real Assets ETF and the assumption of the liabilities of the KL Allocation Fund by the Astoria Real Assets ETF. Following the reorganization, the Astoria Real Assets ETF held the assets of the KL Allocation Fund. The reorganization was effective as of the close of business on June 7, 2024. The following tables illustrate the specifics of the Astoria Real Assets ETF’s reorganization:

KL Allocation Fund Net Assets[1]	Shares Issued to Shareholders of KL Allocation Fund	Astoria Real Assets ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$20,484,338	1,355,349	$60,303,707	$80,788,045	Non-taxable

[1]	Includes accumulated realized loss and unrealized appreciation in the amounts of $10,385,618 and $1,010,379, respectively.

Assuming the reorganization had been completed on April 1, 2024, the beginning of the annual reporting period for the Astoria Real Assets ETF, the pro forma results of operation (unaudited) for the fiscal year 2025 would have been as follows:

Net investment income (loss)	$1,080,824
Net realized gain (loss) on investments	6,578,532
Net change in unrealized appreciation/depreciations on investments	(11,750,379)
Net increase (decrease) of net assets resulting from operations	$(4,091,023)

Because the Astoria Real Assets ETF has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the KL Allocation Fund and the Astoria Real Assets ETF that have been included in the Astoria Real Assets ETF’s Statements of Operations since June 8, 2024.

On April 17, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the Astoria Real Assets ETF, effective after the close of business on April 29, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

25

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The Green Alpha ETF’s primary investment objective is to seek long-term capital appreciation. The Green Alpha ETF is classified as a diversified Fund. The Green Alpha ETF is an actively managed ETF. The Green Alpha ETF commenced operations on September 27, 2022.

The Esoterica NextG Economy ETF’s primary investment objective is to seek capital appreciation. The Esoterica NextG Economy ETF is an actively managed ETF. The Esoterica NextG Economy ETF is a non-diversified fund.

The Esoterica NextG Economy ETF commenced investment operations on December 19, 2022. Prior to that date, the Esoterica NextG Economy ETF acquired the assets and assumed the liabilities of the Esoterica NextG Economy ETF (the "Esoterica NextG Economy ETF Predecessor Fund"), a series of Esoterica Thematic Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 18, 2022, by the Esoterica Thematic Trust on October 13, 2022, and by beneficial owners of the Esoterica NextG Economy ETF Predecessor Fund on December 15, 2022. The tax-free reorganization was accomplished on December 16, 2022. As a result of the reorganization, the Esoterica NextG Economy ETF assumed the performance and accounting history of the Esoterica NextG Economy ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Esoterica NextG Economy ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Esoterica NextG Economy ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
500,754	$16,579,393

The net unrealized depreciation of investments transferred was $7,610,299 as of the date of the acquisition.

The Knowledge Leaders ETF’s primary investment objective is to seek long-term capital appreciation. The Knowledge Leaders ETF is a passively managed ETF. The Knowledge Leaders ETF is a diversified fund. Effective August 1, 2024, the Knowledge Leaders ETF changed fiscal year end from April 30th to March 31st.

The Knowledge Leaders ETF commenced investment operations on July 22, 2024. Prior to that date, the Knowledge Leaders ETF acquired the assets and assumed the liabilities of the Knowledge Leaders Developed World ETF (the "Knowledge Leaders ETF Predecessor Fund"), a series of Investment Managers Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on October 20, 2023, by the Investment Managers Series Trust II on May 31, 2024, and by beneficial owners of the Knowledge Leaders ETF Predecessor Fund on July 12, 2024. The tax-free reorganization was accomplished on July 19, 2024. As a result of the reorganization, the Knowledge Leaders ETF assumed the performance and accounting history of the Knowledge Leaders ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Knowledge Leaders ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Knowledge Leaders ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
2,900,001	$130,215,694

26

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The net unrealized depreciation of investments transferred was $21,591,581 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

27

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March 31, 2026

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Astoria Real Assets ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF is $250, $100, $500 and $1,100, respectively, regardless of the number of Creation Units created in the transaction.

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March 31, 2026

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Astoria Real Assets ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF is $250, $100, $500 and $1,100, respectively, regardless of the number of Creation Units redeemed in the transaction.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

29

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2026, and during the prior open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of
Net Investment Income
Astoria Real Assets ETF	Quarterly
Green Alpha ETF	Quarterly
Esoterica NextG Economy ETF	Annually
Knowledge Leaders ETF	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

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AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

Investment Advisory Fees
Astoria Real Assets ETF	0.55%*
Green Alpha ETF	1.00%
Esoterica NextG Economy ETF	0.75%
Knowledge Leaders ETF	0.75%

*	Prior to July 1, 2025, the Fund paid a monthly investment advisory fee to the Advisor at the annual rate of 0.70% of the Fund’s average daily net assets.

The Advisor has agreed to pay all expenses of the Astoria Real Assets ETF, Green Alpha ETF and Knowledge Leaders ETF except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisor has contractually agreed to waive its fee and to absorb other operating expenses of the Esoterica NextG Economy ETF to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2026 and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended March 31, 2026, the Advisor waived a portion of its advisory fee totaling $199,992.

The Advisor is permitted to seek reimbursement from the Esoterica NextG Economy ETF, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the years stated below:

31

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Esoterica NextG Economy ETF
March 31, 2027	$175,350
March 31, 2028	186,360
March 31, 2029	199,992
Total	$561,702

The Advisor has engaged Astoria Portfolio Advisors LLC (“Astoria” or the “Sub-Advisor”) to manage the Astoria Real Assets ETF’s overall investment program and pays Astoria an annual sub-advisory fee based upon the Astoria Real Assets ETF’s average daily net assets. The Advisor is responsible for paying the entire amount of Astoria’s sub-advisory fee. The Astoria Real Assets ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Green Alpha Advisors, LLC (“Green Alpha” or the “Sub-Advisor”) to manage the Green Alpha ETF’s overall investment program and pays Green Alpha an annual sub-advisory fee based upon the Green Alpha ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Green Alpha’s sub-advisory fee. The Green Alpha ETF does not directly pay the Sub-Advisor.

The Advisor has engaged Esoterica Capital LLC (“Esoterica” or the “Sub-Advisor”) to manage the Esoterica NextG Economy ETF’s overall investment program and pays Esoterica an annual sub-advisory fee based upon the Esoterica NextG Economy ETF’s investment advisory fees. The Advisor is responsible for paying the entire amount of Esoterica’s sub-advisory fee. The Esoterica NextG Economy ETF does not directly pay the Sub-Advisor.

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Esoterica NextG Economy ETF’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended March 31, 2026, are reported on the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. The Advisor is responsible for paying trustees fees incurred to all the Funds except the Esoterica NextG Economy ETF. For the year ended March 31, 2026, the Esoterica NextG Economy ETF’s fees incurred to Trustees who are not affiliated with the Esoterica NextG Economy ETF’s co-administrators are reported on the Statements of Operations.

The Board of the Trust, on behalf of the Esoterica NextG Economy ETF, has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Funds in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Esoterica NextG Economy ETF’s liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Esoterica NextG Economy ETF and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

32

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Esoterica NextG Economy ETF’s allocated fees incurred for CCO services for the year ended March 31, 2026, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2026, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Astoria Real Assets ETF	Green Alpha ETF
Cost of investments	$127,224,000	$34,846,653

Gross unrealized appreciation	$17,397,652	$16,506,180
Gross unrealized depreciation	(6,020,109)	(8,255,935)
Net unrealized appreciation (depreciation) on investments	$11,377,543	$8,250,245

	Esoterica NextG Economy ETF	Knowledge Leaders ETF
Cost of investments	$25,994,874	$28,519,857

Gross unrealized appreciation	$3,378,952	$7,620,921
Gross unrealized depreciation	(3,411,948)	(2,064,137)
Net unrealized appreciation (depreciation) on investments	$(32,996)	$5,556,784

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2026, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

	Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Astoria Real Assets ETF	$9,988,392	$(9,988,392)
Green Alpha ETF	3,088,493	(3,088,493)
Esoterica NextG Economy ETF	2,950,029	(2,950,029)
Knowledge Leaders ETF	2,451,804	(2,451,804)

33

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

As of March 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Astoria Real Assets ETF	Green Alpha ETF
Undistributed ordinary income	$29,684	$31,117
Undistributed long-term capital gains	-	-
Tax distributable earnings	29,684	31,117

Accumulated capital and other losses	(20,701,166)	(4,717,224)

Net unrealized appreciation (depreciation) on investments	11,377,543	8,250,245
Net unrealized appreciation (depreciation) on foreign currency translations	844	356
Total distributable earnings (deficit)	$(9,293,095)	$3,564,494

	Esoterica NextG Economy ETF	Knowledge Leaders ETF
Undistributed ordinary income	$-	$152,648
Undistributed long-term capital gains	-	-
Tax distributable earnings	-	152,648

Accumulated capital and other losses	(587,855)	(9,726,423)

Net unrealized appreciation (depreciation) on investments	(32,996)	5,556,784
Net unrealized appreciation (depreciation) on foreign currency translations	(9)	(30,935)
Unrealized deferred compensation	(8,728)	-
Total distributable earnings (deficit)	$(629,588)	$(4,047,926)

As of the tax periods ended March 31, 2026, the Funds had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total
Astoria Real Assets ETF	$19,658,196	$1,042,970	$20,701,166
Green Alpha ETF	954,121	3,763,103	4,717,224
Esoterica NextG Economy ETF	-	-	-
Knowledge Leaders ETF	9,726,423	-	9,726,423

As of March 31, 2026, the Astoria Real Assets ETF, Green Alpha ETF, and Knowledge Leaders ETF utilized $2,818,709, $299,467, and $271,552, respectively, of non-expiring capital loss carryforwards.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryforwards subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger. As a result of the reorganization with KL Allocation Fund on June 7, 2024, the Astoria Real Assets ETF acquired capital loss carryforwards of approximately $10,388,303. Utilization of these losses is subject to limitations under Internal Revenue Code Section 383 due to the change in ownership. These limitations may restrict the amount of capital gains that can be offset in future years. The IRC Section 383 capital loss carryforward limitation is $741,560 for the year ended March 31, 2026.

34

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

As of March 31, 2026, the AXS Esoterica NextG Economy ETF had $587,855 in post-October capital losses incurred after October 31 and within the taxable year that are deemed to arise on the first business day of the Fund's next taxable year.

The tax character of distributions paid during the years ended March 31, 2026 and 2025, was as follows:

Astoria Real Assets ETF
	2026	2025
Distributions paid from:
Ordinary income	$1,011,827	$909,196
Net long-term capital gains	-	-
Total distributions paid	$1,011,827	$906,196

Green Alpha ETF
	2026	2025
Distributions paid from:
Ordinary income	$228,520	$258,373
Net long-term capital gains	-	-
Total distributions paid	$228,520	$258,373

Esoterica NextG Economy ETF
	2026	2025
Distributions paid from:
Ordinary income	$1,799,050	$820,148
Net long-term capital gains	3,170,074	591,833
Total distributions paid	$4,969,124	$1,411,981

Knowledge Leaders ETF
	2026	2025
Distributions paid from:
Ordinary income	$415,148	$1,875,290
Net long-term capital gains	-	-
Total distributions paid	$415,148	$1,875,290

35

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. For the year ended March 31, 2026, the below tables show foreign taxes paid:

	Astoria Real Assets ETF	Green Alpha ETF
U.S. Federal Income Taxes	$-	$-
Income taxes paid by foreign jurisdiction:

Belgium	(3,189)	-
Canada	14,265	8,820
China	-	2,692
Denmark	-	999
France	8,924	-
Germany	5,988	585
Japan	6,049	-
Netherlands	90	2,470
South Korea	-	6,221
Switzerland	6,254	2,830
Taiwan	-	10,317
Foreign tax subtotal	38,831	34,934
Total paid for income taxes (net of refunds)	$38,831	$34,934

	Esoterica NextG Economy ETF	Knowledge Leaders ETF
U.S. federal Income Taxes	$-	$-
Income taxes paid by foreign jurisdiction:
Australia	-	3,600
Belgium	-	417
Canada	-	12,309
Finland	-	2,637
Germany	592	11,605
Ireland	(1,038)	-
Israel	-	1,850
Italy	-	1,887
Japan	95	38,361
Netherlands	126	330
New Zealand	-	2,021
Norway	-	19,525
Sweden	-	3,992
Switzerland	-	5,647
Taiwan	8,568	-
Foreign tax subtotal	8,343	104,181
Total paid for income taxes (net of refunds)	$8,343	$104,181

36

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended March 31, 2026, were as follows:

Fund	Purchases	Sales
Astoria Real Assets ETF	$88,437,042	$87,836,436
Green Alpha ETF	5,215,557	5,582,962
Esoterica NextG Economy ETF	13,836,321	18,615,271
Knowledge Leaders ETF	-	2,643,225

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended March 31, 2026, were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Astoria Real Assets ETF	$91,559,883	$27,837,154	$9,985,841
Green Alpha ETF	7,159,436	15,142,806	5,983,092
Esoterica NextG Economy ETF	10,795,097	16,470,915	5,857,834
Knowledge Leaders ETF	-	21,337,835	2,451,804

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Funds’ Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Funds to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Funds.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
37

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Funds’ assets carried at fair value:

Astoria Real Assets ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$126,134,024	$-	$-	$126,134,024
Exchange-Traded Funds	12,467,519	-	-	12,467,519
Total Investments	$138,601,543	$-	$-	$138,601,543

Green Alpha ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stock*	$43,080,968	$-	$15,930	$43,096,898
Total Investments	$43,080,968	$-	$15,930	$43,096,898

Esoterica NextG Economy ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$24,168,905	$-	$-	$24,168,905
Exchange-Traded Funds	1,792,973	-	-	1,792,973
Total Investments	$25,961,878	$-	$-	$25,961,878

Knowledge Leaders ETF	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$34,076,641	$-	$-	$34,076,641
Total Investments	$34,076,641	$-	$-	$34,076,641

38

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

*	For a detailed break-out of common stocks by major industry/country classification, please refer to the Schedules of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning balance at March 31, 2025	Transfers into/(out) of Level 3 during the period	Total realized gain/(loss)	Total change in net unrealized appreciation/ (depreciation)	Accretion of Discount (Amortization of Premium) and Return of Capital	Net purchases	Net sales	Ending Value at March 31, 2026

Common Stock	$-	$15,930	$-	$-	$-	$-	$-	$15,930
	$-	$15,930	$-	$-	$-	$-	$-	$15,930

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $15,930 into Level 3 due to the unavailability of active market pricing.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026.

Asset Class	Fair Value March 31, 2026	Valuation Methodologies	Unobservable Input	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation From an Increase in Input (1)
Common Stock	$15,930	Market Approach	Intrinsic Value	$0.63	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would results from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

39

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Note 10 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. See Note 4 for more information.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AXS ETFs and

the Board of Trustees of

Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Astoria Real Assets ETF (formerly AXS Astoria Real Assets ETF), AXS Green Alpha ETF, AXS Esoterica NextG Economy ETF and AXS Knowledge Leaders ETF (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of March 31, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting AXS ETFs	Statements of operations	Statements of changes in net assets	Financial highlights
Astoria Real Assets ETF (formerly AXS Astoria Real Assets ETF)	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026.	For each of the four years in the period ended March 31, 2026, and for the period December 29, 2021 (commencement of operations) through March 31, 2022.
AXS Green Alpha ETF	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026.	For each of the three years in the period ended March 31, 2026, and for the period September 27, 2022 (commencement of operations) through March 31, 2023.
AXS Esoterica NextG Economy ETF	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026.	For each of the three years in the period ended March 31, 2026, and for the five months period ended March 31, 2023.
AXS Knowledge Leaders ETF	For the year ended March 31, 2026	For the year ended March 31, 2026, for the eleven months period ended March 31, 2025, and for the year ended April 30, 2024.	For the year ended March 31, 2026, for the eleven months period ended March 31, 2025 and for each of the four years in the year ended April 30, 2024.

With respect to AXS Esoterica NextG Economy ETF, the financial highlights for each of the two years in the period ended October 31, 2022, were audited by other auditors, whose report dated December 21, 2022 expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

41

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 29, 2026

42

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Qualified Dividend Income

For the year ended March 31, 2026, 75.51%, 100.00%, 8.31%, and 100.00% for the Astoria Real Assets ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF, respectively, of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended March 31, 2026, 41.13%, 100.00%, 4.28% and 4.80% for the Astoria Real Assets ETF, Green Alpha ETF, Esoterica NextG Economy ETF and Knowledge Leaders ETF, respectively, of the dividends to be paid from net investment income, including short-term capital gains(if any), from the Fund are designated as dividends received deduction available to corporate shareholders.

Long-Term Capital Gain Designation

For the year ended March 31, 2026, the AXS Green Alpha ETF designates $0 as a 20% rate gain distribution for purposes of the dividends paid deduction and the AXS Esoterica NextG Economy ETF designates $3,170,074 as a 20% rate gain distribution for purposes of the dividends paid deduction.

43

AXS Funds

Form N-CSR Item 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration and Investment Advisory and Sub-Advisory Agreements (Unaudited)

At an in-person meeting held on January 21, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	Astoria Real Assets ETF (the “Real Assets ETF”),
●	AXS Esoterica NextG Economy ETF (the “NextG Economy ETF”),
●	AXS Green Alpha ETF (the “Green Alpha ETF”), and
●	AXS Knowledge Leaders ETF (the “Knowledge Leaders ETF”).

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

●	the sub-advisory agreement (the “Astoria Sub-Advisory Agreement”) between the Advisor and Astoria Portfolio Advisors LLC (“Astoria Advisors”) with respect to the Real Assets ETF;

●	the sub-advisory agreement (the “Esoterica Sub-Advisory Agreement”) between the Advisor and Esoterica Capital LLC (“Esoterica Capital”) with respect to the NextG Economy ETF; and

●	the sub-advisory agreement (the “Green Alpha Sub-Advisory Agreement”) between the Advisor and Green Alpha Advisors, LLC (“Green Alpha”) with respect to the Green Alpha ETF.

Astoria Advisors, Esoterica Capital, and Green Alpha are collectively referred to below as the “Sub-Advisors.” The Advisory Agreement, the Astoria Sub-Advisory Agreement, the Esoterica Sub-Advisory Agreement, and the Green Alpha Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.”

In approving the renewal of the Fund Advisory Agreements with respect to each Fund, as applicable, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s and the Sub-Advisors’ compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended October 31, 2025; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement, as applicable. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Real Assets ETF’s total return for the one-year period was above the Peer Group and U.S. Fund Global Moderately Aggressive Allocation Fund Universe median returns, the Astoria Blended Benchmark Index (the “Blended Index”) return, the MSCI ACWI Net Return Index return, the Bloomberg Commodity Total Return Index return, and the Bloomberg U.S. TIPS 1-3 Year Index return. The Fund’s annualized total return for the three-year period was above the Peer Group median return, the Blended Index return, the Bloomberg Commodity Total Return Index return, and the Bloomberg U.S. TIPS 1-3 Year Index return, but below the Fund Universe median return and the MSCI ACWI Net Return Index return by 0.70% and 4.72%, respectively. The Trustees considered the Advisor’s belief that the Blended Index is a better measure of the Fund’s performance than the MSCI ACWI Net Return Index because the Blended Index more closely aligns with the Fund’s allocations across asset classes, whereas the MSCI ACWI Net Return Index is comprised entirely of stocks.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

●	The NextG Economy ETF’s annualized total return for three-year period was above the Peer Group and U.S. Fund Technology Fund Universe median returns, the MSCI ACWI Net Return Index return, and the S&P 500 Total Return Index return. For the five-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns and the MSCI ACWI Net Return Index return, but below the S&P 500 Total Return Index return by 0.13%. The Fund’s total return for the one-year period was above the Peer Group median return, the MSCI ACWI Net Return Index return, and the S&P 500 Total Return Index return, but below the Fund Universe median return by 2.83%. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one- and five-year periods. The Trustees also observed that the Fund’s Sharpe ratio and information ratio ranked it in first quartile of the funds in the Peer Group and Fund Universe for the three-year period.

●	The Green Alpha ETF’s total return for the one-year period was above the Peer Group and U.S. Fund Global Large-Stock Blend Fund Universe median returns and the MSCI ACWI Investable Market Index return. The Fund’s annualized total return for the three-year period was below the Fund Universe and Peer Group median returns and the MSCI ACWI Investable Market Index return by 4.49%, 8.13%, and 9.65%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the MSCI ACWI Investable Market Index was due to stock selection, sector weighting, and market-cap weighting differences between the Fund’s portfolio and the Index, and that the Fund’s underperformance relative to the Peer Group was due to stock selection and weighting.

●	The Knowledge Leaders ETF’s annualized total return for the ten-year period was above the MSCI World Equal Weighted Net Return Index return and the MSCI World ex USA Equal Weighted Net Return Index return, but below the U.S. Fund Global Large-Stock Blend Fund Universe and Peer Group median returns and the MSCI ACWI Net Return Index return by 1.69%, 2.10%, and 2.92%, respectively. The Fund’s annualized total return for the three-year period was below the MSCI World Equal Weighted Net Return Index return, the MSCI World ex USA Equal Weighted Net Return Index return, the Fund Universe and Peer Group median returns, and the MSCI ACWI Net Return Index return by 0.96%, 2.92%, 3.22%, 4.22%, and 6.13%, respectively. The Fund’s annualized total return for the five-year period was below the MSCI World ex USA Equal Weighted Net Return Index return by 2.48%, the MSCI World Equal Weighted Net Return Index return by 3.32%, the Peer Group median return by 4.25%, the Fund Universe median return by 5.16%, and the MSCI ACWI Net Return Index return by 6.69%. The Fund’s total return for the one-year period was below the MSCI World Equal Weighted Net Return Index return, the Fund Universe and Peer Group median returns, the MSCI World ex USA Equal Weighted Net Return Index return, and the MSCI ACWI Net Return Index return by 3.56%, 4.96%, 6.03%, 8.80%, and 9.10%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance for the one-year period was partially due to the Fund being more value-based and/or equal-weight relative to the funds in the Peer Group in a year in which value stocks generally underperformed growth stocks and mega-cap stocks dominated the market. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one- and ten-year periods, and that the Fund’s downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds in the Peer Group and Fund Universe for the one-, five-, and ten-year periods.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, the commitment of the Advisor to the maintenance and growth of each Fund’s assets, and the Advisor’s compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisors, noting that the Advisor provides overall supervision of the general investment management and investment operations of each applicable Fund, and oversees the Sub-Advisors with respect to each applicable Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisors, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of each Fund; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Real Assets ETF’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and U.S. Fund Global Moderately Aggressive Allocation Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The NextG Economy ETF’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the U.S. Fund Technology Fund Universe median by 0.065%. The Trustees noted that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or the Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.07%. The Trustees observed that the Fund’s net expenses were not in the highest quartile of funds in the Peer Group or the Fund Universe.

●	The Green Alpha ETF’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and U.S. Fund Global Large-Stock Blend Fund Universe medians by 0.20% and 0.41%, respectively. The Board considered the Advisor’s assertion that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, as the Fund engages in active stock selection while at least one fund in the Peer Group allocates to asset class and sector ETFs. The Trustees also noted the Advisor’s observation that unlike the Fund, certain peer funds do not have an ESG overlay, which is more costly to manage.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.20% and 0.36%, respectively. The Trustees considered the Advisor’s assertion that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor.

●	The Knowledge Leaders ETF’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and U.S. Fund Global Large-Stock Blend Fund Universe medians by 0.07% and 0.16%, respectively. The Trustees noted that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or the Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Peer Group and Fund Universe medians.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

In reviewing the advisory fees and net expenses for each Fund, the Board noted that the Advisor does not manage any other accounts with the same objectives and policies as any of the Funds, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Advisor; and that the Advisor set the net expenses for each Fund at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2025, noting that the Advisor had waived a majority of its advisory fee for the NextG Economy ETF, and had not realized a profit with respect to the Real Assets ETF. The Board determined that the profits of the Advisor from its relationships with the NextG Economy ETF, Green Alpha ETF, and Knowledge Leaders ETF were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Knowledge Leaders ETF, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Astoria Portfolio Advisors LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Astoria Advisors to the Real Assets ETF. In doing so, the Board considered Astoria Advisors’ specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Astoria Advisors, as well as its compliance structure and compliance procedures. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Astoria Advisors to the Real Assets ETF were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Astoria Advisors with respect to the Real Assets ETF. The Board noted that Astoria Advisors does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s sub-advisory fee with those of other similar client accounts of Astoria Advisors. The Board also noted that the Advisor’s services include supervision and monitoring of the investment and trading activities of Astoria Advisors, analysis of the Fund’s investment operations, and general administrative services related to the Advisor’s overall supervision of the Fund. The Board also noted that the Advisor pays Astoria Advisors’ sub-advisory fee out of the Advisor’s advisory fee.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Astoria Advisors under the Astoria Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Astoria Advisors provides to the Real Assets ETF.

Benefits to Astoria Advisors

The Board also considered the benefits received by Astoria Advisors as a result of its relationship with the Real Assets ETF, other than the receipt of its sub-advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of Astoria Advisors’ compliance program, the intangible benefits of Astoria Advisors’ association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Esoterica Capital LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Esoterica Capital to the NextG Economy ETF. In doing so, the Board considered Esoterica Capital’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Esoterica Capital, as well as its compliance structure and compliance procedures. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Esoterica Capital to the NextG Economy ETF were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Esoterica Capital with respect to the NextG Economy ETF, which they noted was lower than Esoterica Capital’s standard fee schedule to manage separate accounts for institutional clients. The Board also noted that the Advisor’s services include supervision and monitoring of the investment and trading activities of Esoterica Capital, analysis of the Fund’s investment operations, and general administrative services related to the Advisor’s overall supervision of the Fund. The Board also noted that the Advisor pays Esoterica Capital’s sub-advisory fees out of the Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Esoterica Capital under the Esoterica Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Esoterica Capital provides to the NextG Economy ETF.

Benefits to Esoterica Capital

The Board also considered the benefits received by Esoterica Capital as a result of its relationship with the NextG Economy ETF, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Esoterica Capital’s compliance program, the intangible benefits of Esoterica Capital’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

AXS Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Green Alpha Advisors, LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by Green Alpha to the Green Alpha ETF. In doing so, the Board considered Green Alpha’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Green Alpha, as well as its compliance structure and compliance procedures. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Green Alpha to the Green Alpha ETF were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Green Alpha with respect to the Green Alpha ETF, which they noted was lower than the range of fees that Green Alpha charges to manage separately managed accounts using a substantially identical strategy to the Green Alpha ETF. The Board noted that the Advisor’s services with respect to the Fund include supervision and monitoring of the investment and trading activities of Green Alpha, analysis of the Fund’s investment operations, and general administrative services related to the Advisor’s overall supervision of the Fund. The Board also noted that the Advisor pays Green Alpha’s sub-advisory fees out of the Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Green Alpha under the Green Alpha Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Green Alpha provides to the Green Alpha ETF.

Benefits to Green Alpha

The Board also considered the benefits received by Green Alpha as a result of its relationship with the Green Alpha ETF, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Green Alpha’s compliance program, the intangible benefits of Green Alpha’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Funds, as applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/8/2026